Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	XXX	Loan documents do not meet guideline requirements	XXX
Credit	Terms/Guidelines	XXX	Loan documents do not meet guideline requirements	XXX
Credit	Terms/Guidelines	XXX	Property issues indicated	XXX
Credit	Credit/Mtg History	XXX	Missing support docs for VOM/VOR (e.g. cancelled checks)	XXX
Credit	Credit/Mtg History	XXX	Credit report date greater than transaction date	XXX
Credit	DTI	XXX	Debt Ratio Exception XXX% or Less	XXX
Credit	DTI	XXX	Missing verification of some or all components of non-subject PITI	XXX
Credit	LTV/CLTV	XXX	LTV Exception XXX% or Less	XXX
Credit	LTV/CLTV	XXX	LTV Exceeds Guideline Requirement by less than XXX%	XXX
Credit	LTV/CLTV	XXX	LTV Exceeds Guideline Requirement by at least XXX%, but less than XXX%	XXX
Credit	Income/Employment	XXX	Income docs do not meet guidelines	XXX
Credit	Income/Employment	XXX	Income verification does not meet guidelines	XXX
Credit	Income/Employment	XXX	Missing Profit and Loss statement for XXX or more XXX	XXX
Credit	Income/Employment	XXX	Income Amount is Unsupported by Documentation in File	XXX
Credit	Application	XXX	Undisclosed XXX	XXX
Credit	Assets	XXX	Insufficient # of months cash reserves for PITI per guideline requirements	XXX
Property Valuations	Property	XXX	Property Issues Indicated	XXX
Property Valuations	Property	XXX	Property Issues Indicated XXX	XXX
Total				XXX

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